Trade and Other Payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Disclosure Of Trade And Other Payables [Abstract]
Trade payables	$ 83,901	$ 91,237
Accrued expenses	51,876	55,762
Total	$ 135,777	$ 146,999